Financial assets at fair value through other comprehensive income - Disclosure Of Voluntary Debt Swap (parenthetical) (Details)	Jun. 30, 2023	Mar. 31, 2023
April 14, 2024 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Derivatives percentage contributed to fair value of other comprehensive income		3.75%
October 14, 2024 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Derivatives percentage contributed to fair value of other comprehensive income		4.00%
February 14, 2025 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Derivatives percentage contributed to fair value of other comprehensive income		4.25%
August 13, 2023 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Derivatives percentage contributed to fair value of other comprehensive income	1.45%
December 13, 2024 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Derivatives percentage contributed to fair value of other comprehensive income	4.25%